Note 10 - Stock-based Compensation - Stock Option Activity (10-Q) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance, number of shares (in shares)	349,374			114,516
Balance, weighted average exercise price (in dollars per share)	$ 51.15			$ 25.98
Granted, number of shares (in shares)	169,934	0	198,600
Granted, weighted average exercise price (in dollars per share)	$ 9.52		$ 5.95
Cancelled, shares (in shares)	(51)		(15,957)
Cancelled, weighted average exercise price per share (in dollars per share)	$ 28,897.06		$ 180.8
Outstanding, shares (in shares)	519,257		349,374
Outstanding, weighted average exercise price per share (in dollars per share)	$ 34.69		$ 51.15
Balance, weighted average remaining contractual term (Year)	8 years 6 months		8 years 1 month 13 days	6 years 8 months 19 days
Outstanding, aggregate intrinsic value	$ 0		$ 358,340
Exercisable, shares (in shares)	192,004		157,301
Exercisable, weighted average exercise price per share (in dollars per share)	$ 79.03		$ 103.67
Exercisable, weighted average remaining contractual term (Year)	6 years 8 months 12 days		6 years 4 months 6 days
Exercisable, aggregate intrinsic value	$ 0		$ 39,820